Accounts payable (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Detailed Information Of Trade And Other Payable Explanatory [Abstract]
Summary of Accounts Payable

	December 31, 2019	December 31, 2020
	NT$000	NT$000
Accounts payable	419,520	766,805
Estimated accounts payable	400,028	200,016

	819,548	966,821